Schedule of Accounts Receivable from Related Party (Details)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transactions [Abstract]
Accounts receivable from a related party	[1],[2]			$ 410,899

[1]	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited
[2]	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as of December 31, 2023 was fully settled on February 22, 2024.